Material Agreements (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 10, 2019	May 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Commitments [Line Items]
Shares issued for services, value			$ 2,020,914
CEO [Member]
Other Commitments [Line Items]
Annual compensation			500,000
Non-compete agreement and severance benefits			90,000
CFO [Member]
Other Commitments [Line Items]
Annual compensation			250,000
Non-compete agreement and severance benefits			72,000
Manufacturer and Distributorship Agreement [Member]
Other Commitments [Line Items]
Minimum purchase commitment			2,000,000
Consulting Agreement [Member]
Other Commitments [Line Items]
Receivables from consulting service			15,000
Consulting service fees and expense			$ 15,000	$ 261,000
Monthly payment terms of common stock at renewal		$ 15,000
Monthly payment terms of shares of common stock at renewal		450,000
Shares issued for services			1,097,857
Consulting Agreement [Member] | Stock Plan [Member]
Other Commitments [Line Items]
Shares issued				450,000
Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 16,500	$ 222,500
Consulting Agreement May 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 4,000
Shares issued for services			10,000
Shares issued for services, value			$ 15,000
Agency Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 11,600	$ 98,400
Shares issued			212,990	46,618
Agency Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of finder's fee			4.00%
Agency Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of finder's fee			8.00%
Master Service Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense				$ 300,000
Common stock				300,000
Consulting Agreement May 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 24,000	$ 4,040
Shares issued for services			52,508
Monthly payment of consulting services			$ 8,000
Financial Advisory Engagement [Member] | Financial advisor [Member]
Other Commitments [Line Items]
Shares issued			0	250,000
Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense	$ 20,000		$ 347,300	$ 35,000
Shares issued	15,000
Business Development and Marketing Agreement [Member] | Consultant [Member]
Other Commitments [Line Items]
Shares issued for services			5,510,000	60,000
Consulting Agreement October 1, 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Shares issued			50,000
Consulting Agreement October 1, 2019 [Member] | Consultant [Member]
Other Commitments [Line Items]
Consulting service fees and expense			$ 49,800	$ 0
Shares issued			200,000
Shares issued for services			150,000
Consulting Agreement May 2020 [Member] | Investor [Member]
Other Commitments [Line Items]
Minimum purchase commitment			$ 2,000,000
Shares issued			2,500,000